CrowdStreet REIT I, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2025 (Unaudited)

	Shares	Value
PRIVATE REAL ESTATE INVESTMENTS - 88.25%(a)(b)(c)
Industrial - 24.65%
HIP CS Investors, LLC(d)	–	$3,153,000
PEP II Alligood Industrial Park Co-Investor, LLC(d)	–	1,767,000
Rhino MT Andover, LLC	–	2,110,000
Rhino Taunton B2B Investors, LLC(d)	–	1,750,000
		8,780,000
Multi-Family Residential - 51.07%
915 Division CrowdStreet Investors, LLC(d)(e)	–	5,203,395
Brixton Atlee TIC, LP	–	2,338,000
Brixton Parkside TIC, LLC(d)	–	1,750,000
CS Dalan Investors, LLC(d)	–	2,426,000
KV Aventura Holdings, LLC	–	1,309,000
Locale Investor, LLC(d)	–	1,061,000
North Park Titleholder, LLC(d)	–	4,100,000
		18,187,395
Office Space - 0.00%
ONH Liquidating Trust(d)	–	–

Specialty Retail - 12.53%
OC-Series Fund I, LLC - Gator Volt Fund(d)	–	1,653,000
OC-Series Fund I, LLC - OBT Volt Fund(d)	–	2,811,000
		4,464,000

TOTAL PRIVATE REAL ESTATE INVESTMENTS (Cost $35,259,949)		31,431,395

TOTAL INVESTMENTS - 88.25% (Cost $35,259,949)		$31,431,395

Other Assets in Excess of Liabilities - 11.75%		4,183,607

NET ASSETS - 100.00%		$35,615,002

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(b)	Investment does not issue shares.
(c)	Restricted securities; which are securities that may not be resold to the public without an effective registration under the Securities Act of 1933, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund has no ability to demand registration of any restricted securities held as of the date of these financial statements.
(d)	Non-income producing security.
(e)	CrowdStreet Inc. and subsidiaries do not have an economic interest in this entity.

Investment Abbreviations:

LLC – Limited Liability Company

LP – Limited Partnership

See Notes to Financial Statements.

1